Note 7 - Property And Equipment (Tables)	12 Months Ended
Mar. 31, 2013
Note 7 - Property And Equipment (Tables) [Line Items]
Property, Plant and Equipment [Table Text Block]
	Thousands of Yen		Thousands of U.S. Dollars
	2012	2013	2013

Data communications equipment	¥5,791,067	¥6,746,069	$71,645
Office and other equipment	939,435	2,130,160	22,623
Buildings	489,360	668,631	7,101
Leasehold improvements	2,513,220	2,666,584	28,320
Capitalized software	15,514,986	18,465,716	196,110
Assets under capital leases, primarily data communications equipment	20,180,641	21,864,989	232,211
Total	45,428,709	52,542,149	558,010
Less accumulated depreciation and amortization	(25,693,163)	(29,516,394)	(313,471)

Property and equipment—net	¥19,735,546	¥23,025,755	$244,539

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
Year Ending March 31	Thousands of Yen	Thousands of U.S. Dollars
2014	¥463,073	$4,918
2015	397,031	4,217
2016	388,014	4,121
2017	380,496	4,041
2018	365,460	3,881

Software To Be Leased [Member]
Note 7 - Property And Equipment (Tables) [Line Items]
Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
Year Ending March 31	Thousands of Yen	Thousands of U.S. Dollars
2014	¥510,722	$5,424
2015	510,722	5,424
2016	467,535	4,965
2017	446,021	4,737
2018	17,450	185